Variable Interest Entities (Narrative) (Details) (Variable Interest Entity [Member], USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Aug. 24, 2011	Dec. 31, 2010
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Price per share		$ 1
Consideration paid for Charter III	$ 21.0